Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40106
Entity Registrant Name	4D pharma plc
Entity Central Index Key	0001830162
Entity Address, Address Line One	5th Floor
Entity Address, Address Line Two	9 Bond Court
Entity Address, City or Town	Leeds
Entity Address, Country	GB
Entity Address, Postal Zip Code	LS1 2JZ